Loans Receivable - Major Components of Loans (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Loans And Leases Receivable Disclosure [Abstract]
Consumer loans, net of discounts	$ 10,931	$ 17,764